Available-For-Sale Securities (Details 2) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2012
Available for sale securities debt maturities market value
Due within one year	$ 620,386
1 to 2 years	54,214
2 to 3 years	42,903
3 to 4 years	374
Thereafter	9,741
Total	$ 727,618